Share Capital - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 06, 2015
Two Thousand Fifteen Share Repurchase Authorization
Shareholders Equity Disclosure [Line Items]
Share repurchase authorization					$ 1,000,000
Shares purchased and canceled during the period	10,000	7,900
Value of shares purchased and canceled during the period	$ 355,100	$ 296,700
Amount remaining under share repurchase plan	$ 348,200	$ 703,300
Stock options
Shareholders Equity Disclosure [Line Items]
Weighted average grant date fair value (per share)	$ 5.99	$ 6.51	$ 8.60	$ 8.34
Options granted to purchase ordinary shares under directors and employees incentive compensation plans (shares)	2,200	1,974	1,025	1,047
Restricted stock units
Shareholders Equity Disclosure [Line Items]
Number of Awards Granted During the Period	1,100	1,534	1,867	1,803
Aggregate grant date fair value	$ 38,300	$ 55,540	$ 57,134	$ 51,829
Vesting period required		3 years
Deferred compensation, share-based payments
Shareholders Equity Disclosure [Line Items]
Number of Awards Granted During the Period	1,800	2,600
Aggregate grant date fair value	$ 61,300	$ 94,500
Performance units
Shareholders Equity Disclosure [Line Items]
Number of Awards Granted During the Period	700	781	572	656
Potential maximum share payout	1,500	1,563	1,144	1,312
Aggregate grant date fair value	$ 25,600	$ 28,082	$ 16,345	$ 17,753
Vesting period required		3 years
Minimum
Shareholders Equity Disclosure [Line Items]
Vesting period required	3 years	3 years
Minimum | Performance units
Shareholders Equity Disclosure [Line Items]
Final payout percentage	0.00%	0.00%
Maximum
Shareholders Equity Disclosure [Line Items]
Vesting period required	4 years	4 years
Maximum | Performance units
Shareholders Equity Disclosure [Line Items]
Final payout percentage	200.00%	200.00%
Three Year Option | Restricted stock units
Shareholders Equity Disclosure [Line Items]
Vesting period required	3 years
Three Year Option | Deferred compensation, share-based payments
Shareholders Equity Disclosure [Line Items]
Vesting period required	3 years	3 years
Four Year Option | Restricted stock units
Shareholders Equity Disclosure [Line Items]
Vesting period required	4 years
Four Year Option | Deferred compensation, share-based payments
Shareholders Equity Disclosure [Line Items]
Vesting period required	4 years